Intangible Assets, Net (Tables)	6 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets Net

Intangible assets, net, are comprised of the following:

	As of June 30,	As of December 31,
	2025	2025
	RMB	RMB
Software Copyright	-	14,740
Patent	-	15,650
Trade names	-	18,010
Forest land use right	-	333
Software	-	996
Human Capital	-	8,223
Customer Relationships	-	9,109
In-Process Research & Development	-	7,148
Supplier Relationships and Vendor Agreements	-	8,350
Total	-	82,559
Less: Accumulated amortization	-	(4,844)
Less: Impairment loss	-	-
Intangible asset, net	-	77,715